RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Text Block]
9.	RELATED PARTY TRANSACTIONS

During the years ended December 31, 2014, December 31, 2013 and December 31, 2012, the Company entered into the following transactions with related parties:

	December 31,	December 31,	December 31,
	2014	2013	2012

Consulting fees paid or accrued to officers or their companies	$472,649	$458,976	$371,340
Directors' fees	18,845	18,535	34,002

Stock option grants to officers and directors	108,000	—	682,000
Stock option grant price range	CAD$0.50	$—	CAD$0.85

Of the total consulting fees noted above, $144,394 (December 31, 2013 - $225,365, December 31, 2012 - $nil) was paid by the Company to a private company of which a related party is a 50% shareholder and director. The related party was entitled to receive $72,197 (December 31, 2013 - $112,683, December 31, 2012 - $nil) of this amount. As at December 31, 2014, $28,974 (December 31, 2013 and 2012 - $nil) remains payable to this related company and $10,000 remains payable to the related party. As at December 31, 2014, $97,493 was due from Buccaneer for services performed by the Company during the year ended December 31, 2014 (December 31, 2013 - $nil, December 31, 2012 - $nil).

A total of 2,147,000 stock options previously granted to related parties were amended in 2014 by re-pricing these options to CAD$0.50 per share. There were no stock options changes in 2013. In 2012, the term to maturity of 1,311,000 stock options to related parties were extended to 10 years from five years.